Pension Plans and Retiree Benefits - Schedule of Funded Status Based on Accumulated Benefit Obligation (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Canada
Defined Benefit Plan Disclosure
Accumulated benefit obligation	$ 27	$ 33
Foreign Plan
Defined Benefit Plan Disclosure
Accumulated benefit obligation	$ 1,307	$ 1,659